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JOHN M. THORNTON

john.thornton@dechert.com +1 202 261 3377 Direct +1 202 261 3077 Fax
April 9, 2012
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	Goldman Sachs Variable Insurance Trust (the “Trust”), File Nos. 333-35883 and 811-08361 Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A
Ladies and Gentlemen:
On behalf of the Trust, transmitted herewith for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 29 to the Registration Statement under the Investment Company Act of 1940, as amended.
This filing is being made for the purpose of (i) filing the required exhibits; (ii) incorporating comments received from the SEC staff in connection with its review of Post-Effective Amendment No. 25 to the Registrant’s registration statement; and (iii) making other non-material changes to the Prospectus and Statement of Additional Information for the Goldman Sachs Global Markets Navigator Fund, a new series of the Registrant. The enclosed Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.
Questions and comments concerning this filing may be directed to the undersigned at 202.261.3377.
Very truly yours,
/s/ J. Matthew Thornton
J. Matthew Thornton
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